Finance costs and fair value change in derivative instruments - Summary of Detailed Information About Finance costs and Fair Value Change in Derivative Instruments (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Interest expense	₨ 42,051	$ 505	₨ 43,066	₨ 35,667
Bank charges	745	9	869	625
Option premium amortisation	1,900	23	2,510	2,327
Loss on fair value changes on derivative instruments	1,493	18	1,799	1,629
Loss on account of modification of contractual cash flows	19	0	1,277
Unwinding of discount on provisions	977	12	953	778
Unamortised ancillary borrowing cost written off	321	4	492	686
Total	₨ 47,506	$ 570	₨ 50,966	₨ 41,712